Note 17 - Fair Value Measurements and Fair Values of Financial Instruments - Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis (Details) - Appraisal of Collateral [Member] - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Impaired Loans [Member]
Total fair value		$ 2,832	$ 1,895
Valuation techniques	[1]	Appraisal of collateral	Appraisal of collateral
Unobservable input	[2]	Appraisal adjustments	Appraisal adjustments
Impaired Loans [Member] | Minimum [Member]
Unobservable input, range		0.00%	0.00%
Impaired Loans [Member] | Maximum [Member]
Unobservable input, range		27.00%	22.00%
Impaired Loans [Member] | Weighted Average [Member]
Unobservable input, range		1.00%	2.00%
Other Real Estate Owned [Member]
Total fair value			$ 435
Valuation techniques	[1]		Appraisal of collateral
Unobservable input	[2]		Appraisal adjustments
Other Real Estate Owned [Member] | Minimum [Member]
Unobservable input, range			0.00%
Other Real Estate Owned [Member] | Maximum [Member]
Unobservable input, range			29.00%
Other Real Estate Owned [Member] | Weighted Average [Member]
Unobservable input, range			12.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.